497(e)
                                                                      333-142458

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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JUNE 1, 2007 TO THE MAY 1, 2007 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE AMERICAN DENTAL ASSOCIATION MEMBERS RETIREMENT PROGRAM ("ADA").
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectus and SAI, dated May 1, 2007 (together, the "Prospectus").

Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus and any previous prospectus supplements. We will send you another copy of any Prospectus without charge, upon request.

1.   CHANGES TO THE INVESTMENT OPTIONS

Effective on or about July 27, 2007, the underlying mutual fund for the Foreign Fund option is being changed from the Templeton Foreign Fund --Advisor Class to the Templeton Institutional Funds, Inc. Foreign Equity Series--Service Shares. Also, the manager of the underlying mutual fund will change from Templeton Global Advisors Limited to Templeton Investment Counsel, LLC. Therefore, as of the effective date of the changes (i) all references in the Prospectus to the Templeton Foreign Fund--Advisor Class are changed to the Templeton Institutional Funds, Inc. Foreign Equity Series--Service Shares, except as specified below; and (ii) all references in the Prospectus to Templeton Global Advisors Limited are changed to Templeton Investment Counsel, LLC, except as specified below.

A. The Underlying Mutual Fund information with respect to the Foreign Fund in the table is replaced in its entirety by the following:

--------------------------------------------------------------------------------------------------------------------
                                                 Underlying Mutual Fund
--------------------------------------------------------------------------------------------------------------------
Investment Fund        Name                             Objective                  Adviser
--------------------------------------------------------------------------------------------------------------------
Foreign Fund           Templeton Institutional Funds,   Long-term capital growth   Templeton Investment Counsel, LLC
                       Inc. Foreign Equity Series--
                       Service Shares
--------------------------------------------------------------------------------------------------------------------

2.   FEE TABLE

A. In the "Fee table," the Underlying Portfolio information with respect to the Foreign Fund under the heading "THE EXPENSES SHOWN FOR THE UNDERLYING MUTUAL FUNDS ARE EXPRESSED AS A PERCENTAGE OF THEIR RESPECTIVE AVERAGE DAILY NET ASSETS" is replaced in its entirety by the following:

------------------------------------------------------------------------------------------
                                   Program                       Investment
                                   Expense     Administration    Management
                                   Charge          Fee             Fee
------------------------------------------------------------------------------------------
Foreign Fund                       0.65%         0.15%(2)            None
Templeton Institutional Funds,     None            None              0.68%
Inc. Foreign Equity Series--
Service Shares(1)
                                 ---------------------------------------------------------
TOTAL                              0.65%         0.15%(2)            0.68%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                    Acquired
                                                   Fund Fees &
                                                    Expenses
                                                   (Underlying
                                 Other Expenses    Portfolio)      12b-1 Fee     Total
---------------------------------------------------------------------------------------------
Foreign Fund                     0.07%               --            None          0.87%(2)
Templeton Institutional Funds,   0.13%             0.01%           None          0.82%(20)
Inc. Foreign Equity Series--
Service Shares(1)
                                 ------------------------------------------------------------
TOTAL                            0.20%             0.01%           0.00%         1.69%(2)(20)
---------------------------------------------------------------------------------------------

B. Footnote (1) following the Fee table is deleted in its entirety and replaced with the following:

     "(1) Source: Templeton Institutional Funds, Inc. Foreign Equity Series prospectus dated May 1, 2007."

C. Footnote (2) following the Fee table is deleted in its entirety and replaced with the following:

     "(2) AXA Equitable receives a sub-TA fee of 0.15% from the Templeton Institutional Funds, Inc. Foreign Equity Series and currently continues to waive the 0.15% administrative fee applicable to the Program's Foreign Fund."

D.   Footnote (20) is added following the Fee table:

     "(20) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction of 0.01% is required by the Fund's board of directors and an exemptive order by the Securities and

                                                                          x01688


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     Exchange Commission. With the waiver the Net Total Fees After Expense
     Limitation for the Templeton Institutional Funds, Inc. Foreign Equity Series--Service Shares are 0.81%. When combined with the Total Fees for the Foreign Fund, the Net Total Fees After Expense Limitation are 1.68%."

3.   EXAMPLES

Under "Examples" the following information in the table with respect to the Foreign Fund option is changed as follows:

---------------------------------------------------------------------------------------------------------
              If you do not surrender your contract at the          If you annuitize at the end of
                   end of the applicable time period:                the applicable time period:
---------------------------------------------------------------------------------------------------------
              1 Year      3 Years     5 Years    10 Years     1 Year     3 Years     5 Years     10 Years
---------------------------------------------------------------------------------------------------------
 Foreign      $  209      $  592      $  999     $  2,124     $  559     $  942      $  1,349    $  2,474
---------------------------------------------------------------------------------------------------------

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 800 523-1125

             Copyright 2007. AXA Equitable Life Insurance Company
                              All rights reserved

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